Series B Debentures, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Series B debentures, net of current maturities
	December 31,
	2017	2018

Series B Debentures	$79,185	$79,185
Less: Current maturities	-	(9,898)
Less: Unamortized debt discounts and issuance costs	(904)	(710)

	$78,281	$68,577